Operating Expenses - Components of Operating Expenses (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Operating Expenses 1 [abstract]
Salaries, commissions and allowances	$ 2,505	$ 2,241
Share-based payments	48	60
Post-employment benefits	143	152
Total staff costs	2,696	2,453
Goods and services	1,038	864
Data	240	226
Telecommunications	43	28
Real estate	119	135
Fair value adjustments	(5)
Total operating expenses	$ 4,131	$ 3,706